Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Personnel expenses	$ 1,454	$ 1,455	$ 1,013
Audit fees	204	215	143
Consulting fees	271	329	243
Communication	16	16	12
Stationery	3	6	3
Greek tax authorities (note 19)	292	185	130
Other	636	404	347
Total	$ 2,876	$ 2,610	$ 1,891